Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

NATIXIS U.S. DIVERSIFIED PORTFOLIO (the "Fund")

Supplement dated May 2, 2011 to the Class A, B and C Prospectus and the Natixis U.S. Diversified Portfolio Class A, B and C Summary Prospectus, as applicable ("Class ABC Prospectuses") and the Class Y Prospectus and the Natixis U.S. Diversified Portfolio Class Y Summary Prospectus, as applicable ("Class Y Prospectuses"), each dated May 1, 2011 (each a "Prospectus" and together, the "Prospectuses"), as may be revised or supplemented from time to time.

The Fund is changing its name and making certain strategy and management changes effective June 1, 2011. The Prospectus describes the Fund's name, strategies and management arrangements as they will be beginning June 1, 2011. This prospectus supplement modifies the Prospectus in order to provide information about the Fund for the period from May 1, 2011 through May 31, 2011.

For the period from May 1, 2011 through the close of business on May 31, 2011, the Prospectuses are amended to include the following information.

1. All references to Natixis U.S. Multi-Cap Equity Fund are replaced with Natixis U.S. Diversified Portfolio.

All references to the Loomis Sayles Large Cap Growth segment are removed.

All references to the Loomis Sayles Small/Mid Core segment are replaced with Small Cap Value segment.

All references to Aziz V. Hamzaogullari and corresponding disclosure relating to Mr. Hamzaogullari are removed.

2. The Annual Fund Operating Expenses under the section "Fund Fees and Expenses" in the Class ABC Prospectuses is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.35%	0.35%	0.35%
Acquired fund fees and expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	1.54%	2.29%	2.29%
Fee waiver and/or expense reimbursement [1]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.44%	2.19%	2.19%

3. The Example under the section "Fund Fees and Expenses" in the Class ABC Prospectuses is amended as follows:

	Class A	Class B		Class C
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$713	$722	$222	$322	$222
3 years	$1,024	$1,006	$706	$706	$706
5 years	$1,357	$1,416	$1,216	$1,216	$1,216
10 years	$2,296	$2,430	$2,430	$2,618	$2,618

1

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40%, 2.15% and 2.15% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40%, 2.15% and 2.15% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4. The Annual Fund Operating Expenses under the section "Fund Fees and Expenses" in the Class Y Prospectuses is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.90%
Other expenses	0.34%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses	1.28%
Fee waiver and/or expense reimbursement [1]	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.19%

5. The Example under the section "Fund Fees and Expenses" in the Class Y Prospectuses is amended as follows:

Class Y
1 year	$121
3 years	$397
5 years	$694
10 years	$1,537

1	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.15% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

6. The first paragraph under Principal Investment Strategies in the section "Investments, Risks and Performance" in each Prospectus is amended and restated as follows:

The Fund ordinarily invests substantially all of its assets in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments. The segments and their subadvisers are listed below.

•

BlackRock — The segment of the Fund managed by BlackRock Investment Management, LLC ("BlackRock"), under normal conditions, pursues long-term growth of capital. The segment primarily invests in a portfolio of common stocks of U.S. companies and may also invest in foreign securities. In making investment decisions, BlackRock conducts company visits, performs external research and extensive in-house analysis. BlackRock generally will sell a position if company fundamentals or management do not perform to expectations.

•

Harris Associates — Under normal circumstances, the segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals.

•

Loomis Sayles – Mid Cap Growth segment — Under normal circumstances, the Mid Cap Growth segment of the Fund, managed by Loomis, Sayles & Company. L.P. ("Loomis Sayles"), will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of midcap companies within the Russell 1000 Growth Index. Although the market capitalization range for the Russell Midcap Growth Index fluctuates, it was  $671 million to  $25 billion as of March 31, 2011. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.

•

Loomis Sayles – Small Cap Value segment — Under normal circumstances, the Small Cap Value segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. Although the market capitalization range for the Russell 2500 Index fluctuates, it was  $19 million to  $11 billion as of March 31, 2011. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.

The last bullet point under Principal Investment Strategies relating to investments in equity securities of Canadian issuers is deleted.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Natixis U.S. Diversified Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000770540_SupplementTextBlock

NATIXIS U.S. DIVERSIFIED PORTFOLIO (the "Fund")

Supplement dated May 2, 2011 to the Class A, B and C Prospectus and the Natixis U.S. Diversified Portfolio Class A, B and C Summary Prospectus, as applicable ("Class ABC Prospectuses") and the Class Y Prospectus and the Natixis U.S. Diversified Portfolio Class Y Summary Prospectus, as applicable ("Class Y Prospectuses"), each dated May 1, 2011 (each a "Prospectus" and together, the "Prospectuses"), as may be revised or supplemented from time to time.

The Fund is changing its name and making certain strategy and management changes effective June 1, 2011. The Prospectus describes the Fund's name, strategies and management arrangements as they will be beginning June 1, 2011. This prospectus supplement modifies the Prospectus in order to provide information about the Fund for the period from May 1, 2011 through May 31, 2011.

For the period from May 1, 2011 through the close of business on May 31, 2011, the Prospectuses are amended to include the following information.

1. All references to Natixis U.S. Multi-Cap Equity Fund are replaced with Natixis U.S. Diversified Portfolio.

All references to the Loomis Sayles Large Cap Growth segment are removed.

All references to the Loomis Sayles Small/Mid Core segment are replaced with Small Cap Value segment.

All references to Aziz V. Hamzaogullari and corresponding disclosure relating to Mr. Hamzaogullari are removed.

2. The Annual Fund Operating Expenses under the section "Fund Fees and Expenses" in the Class ABC Prospectuses is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.35%	0.35%	0.35%
Acquired fund fees and expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	1.54%	2.29%	2.29%
Fee waiver and/or expense reimbursement [1]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.44%	2.19%	2.19%

3. The Example under the section "Fund Fees and Expenses" in the Class ABC Prospectuses is amended as follows:

	Class A	Class B		Class C
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$713	$722	$222	$322	$222
3 years	$1,024	$1,006	$706	$706	$706
5 years	$1,357	$1,416	$1,216	$1,216	$1,216
10 years	$2,296	$2,430	$2,430	$2,618	$2,618

1

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40%, 2.15% and 2.15% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40%, 2.15% and 2.15% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4. The Annual Fund Operating Expenses under the section "Fund Fees and Expenses" in the Class Y Prospectuses is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.90%
Other expenses	0.34%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses	1.28%
Fee waiver and/or expense reimbursement [1]	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.19%

5. The Example under the section "Fund Fees and Expenses" in the Class Y Prospectuses is amended as follows:

Class Y
1 year	$121
3 years	$397
5 years	$694
10 years	$1,537

1	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.15% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

6. The first paragraph under Principal Investment Strategies in the section "Investments, Risks and Performance" in each Prospectus is amended and restated as follows:

The Fund ordinarily invests substantially all of its assets in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments. The segments and their subadvisers are listed below.

•

BlackRock — The segment of the Fund managed by BlackRock Investment Management, LLC ("BlackRock"), under normal conditions, pursues long-term growth of capital. The segment primarily invests in a portfolio of common stocks of U.S. companies and may also invest in foreign securities. In making investment decisions, BlackRock conducts company visits, performs external research and extensive in-house analysis. BlackRock generally will sell a position if company fundamentals or management do not perform to expectations.

•

Harris Associates — Under normal circumstances, the segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals.

•

Loomis Sayles – Mid Cap Growth segment — Under normal circumstances, the Mid Cap Growth segment of the Fund, managed by Loomis, Sayles & Company. L.P. ("Loomis Sayles"), will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of midcap companies within the Russell 1000 Growth Index. Although the market capitalization range for the Russell Midcap Growth Index fluctuates, it was  $671 million to  $25 billion as of March 31, 2011. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.

•

Loomis Sayles – Small Cap Value segment — Under normal circumstances, the Small Cap Value segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. Although the market capitalization range for the Russell 2500 Index fluctuates, it was  $19 million to  $11 billion as of March 31, 2011. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.

The last bullet point under Principal Investment Strategies relating to investments in equity securities of Canadian issuers is deleted.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011